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Simplify Commodities Strategy No K-1 ETF
FUND SUMMARY - SIMPLIFY COMMODITIES STRATEGY NO K-1 ETF
Investment Objective: The Simplify Commodities Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table and expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Commodities Strategy No K-1 ETF Simplify Commodities Strategy No K-1 ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Commodities Strategy No K-1 ETF | Simplify Commodities Strategy No K-1 ETF | USD ($)	77	240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and does not have any portfolio turnover.

Principal Investment Strategies: The adviser seeks to achieve the Fund’s investment objective by investing in commodity futures contracts. The adviser delegates the selection of futures contracts for the Fund’s portfolio to a futures adviser, Altis Partners (Jersey) Limited (the “Futures Adviser”).

Under normal market conditions, the Fund invests in a portfolio of futures contracts on commodities and commodity indices that the Futures Adviser believes will provide exposure across commodities markets (collectively, “Futures Contracts”). The Fund attempts to capture the economic benefit derived from rising trends based on the price changes of the Futures Contracts. Each month, each Futures Contract is generally positioned long if the Futures Contract is experiencing a positive price trend. The Fund may take short positions if the Futures Contract is experiencing a negative price trend. However, the Fund expects its Futures Contract portfolio to have a net long bias in most market environments.

Price trends and the determination whether to take a long or short position are based on the expected returns of each Futures Contract, derived from the Futures Adviser’s models that use valuation (price changes relative to economic indicators such as inflation) and momentum signals (prices trending higher or lower over various look back periods). In addition to return, the Futures Adviser considers the risk of each Futures Contract and the correlation between Futures Contracts. The Fund will also hold short-term U.S. Treasury securities or other high credit quality, short-term fixed-income or similar securities (such as shares of money market funds and collateralized repurchase agreements) for direct investment or as collateral for Futures Contracts.

Unlike a typical commodity pool that is taxed as a partnership and provides each partner with a Schedule K-1 annually, the Fund provides shareholders with a Form 1099 but no Schedule K-1. To deliver 1099s consistent with applicable tax law, the Fund intends to invest in an underlying subsidiary, as discussed below.

Typically, the Fund will not invest directly in commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Simplify Asset Management Inc., which obtains research support from the Futures Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.